ADDITIONAL INFORMATION-CONDENSED FINANCIAL STATEMENTS (DETAILS)	12 Months Ended						12 Months Ended			0 Months Ended
	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Dec. 31, 2012 Common Class A CNY	Dec. 31, 2011 Common Class A CNY	Dec. 31, 2012 USD USD ($)	Dec. 31, 2011 USD USD ($)	Dec. 31, 2012 USD Common Class A USD ($)	Nov. 30, 2005 Maxpro Mr. Donald Zhang	Dec. 31, 2012 Parent CNY	Dec. 31, 2011 Parent CNY	Dec. 31, 2010 Parent CNY	Dec. 31, 2009 Parent CNY	Dec. 31, 2012 Parent Common Class A CNY	Dec. 31, 2011 Parent Common Class A CNY	Dec. 31, 2012 Parent USD USD ($)	Dec. 31, 2011 Parent USD USD ($)	Dec. 31, 2012 Parent USD Common Class A USD ($)
Portion that the restricted net assets exceed the consolidated net assets, as a percentage	25.00%
Ownership held by certain party										100.00%
Share-based compensation	3,465,000	3,234,000	16,860,000				$ 556,000
Current assets:
Cash and cash equivalents	191,048,000	235,450,000	520,647,000	334,589,000			30,665,000	37,792,000			21,453,000	34,080,000	83,106,000	8,898,000			3,443,000	5,469,000
Restricted cash	18,036,000	10,997,000					2,895,000
Amounts due from related parties	110,000	71,000					18,000				118,009,000	124,964,000					18,942,000
Prepaid expenses and other current assets	41,265,000	37,369,000					6,623,000				1,057,000	1,906,000					170,000
Total current assets	466,855,000	418,488,000					74,935,000				140,519,000	160,950,000					22,555,000
Assets, Noncurrent [Abstract]
Long-term investments											225,859,000	265,656,000					36,253,000
Total assets	734,668,000	725,062,000					117,922,000				366,378,000	426,606,000					58,808,000
Current liabilities:
Accrued expenses and other current liabilities	217,694,000	150,502,000					34,942,000				2,376,000	5,915,000					382,000
Amounts due to related parties	272,000	266,000					44,000				9,708,000	14,645,000					1,558,000
Total liabilities	301,640,000	243,711,000					48,417,000				12,084,000	20,560,000					1,940,000
Shareholders' equity:
Ordinary shares					4,939,000	4,939,000			793,000						4,939,000	4,939,000			793,000
Additional paid-in capital	1,035,651,000	1,033,892,000					166,233,000				1,035,651,000	1,033,892,000					166,233,000
Statutory reserves	5,595,000	5,595,000					898,000				5,595,000	5,595,000					898,000
Accumulated deficit	(691,891,000)	(638,380,000)					(111,056,000)				(691,891,000)	(638,380,000)					(111,056,000)
Total shareholders' equity	363,598,000	415,170,000	753,697,000	(131,824,000)			58,361,000				354,294,000	406,046,000					56,868,000
TOTAL LIABILITIES, REDEEMABLE NON-CONTROLLING INTEREST AND SHAREHOLDERS' EQUITY	734,668,000	725,062,000					$ 117,922,000				366,378,000	426,606,000					$ 58,808,000